Investments - Aggregate Fair Value and Gross Unrealized Loss by Type of Security (Details) $ in Millions	Dec. 31, 2024 USD ($) security	Dec. 31, 2023 USD ($) Security security
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 1,625.0	$ 196.5
Gross unrealized losses, less than twelve months	(22.3)	(2.1)
Over 12 months, Fair Market Value	1,604.9	2,802.0
Over 12 months, Gross Unrealized Losses	(159.6)	(219.7)
Total, Fair Market Value	3,229.9	2,998.5
Total, Gross Unrealized Losses	$ (181.9)	$ (221.8)
Number of Securities	1,170	950
Securities Below Investment Grade or NR	$ 1.2
Fixed income securities — Available for sale
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 0.1
Gross unrealized losses, less than twelve months		0.0
Over 12 months, Fair Market Value		435.9
Over 12 months, Gross Unrealized Losses		(74.9)
Total, Fair Market Value		436.0
Total, Gross Unrealized Losses		$ (74.9)
Number of Securities | Security		197
U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	718.1	$ 105.5
Gross unrealized losses, less than twelve months	(11.6)	(0.5)
Over 12 months, Fair Market Value	397.8	673.3
Over 12 months, Gross Unrealized Losses	(14.1)	(26.2)
Total, Fair Market Value	1,115.9	778.8
Total, Gross Unrealized Losses	$ (25.7)	$ (26.7)
Number of Securities | security	137	74
U.S. agency
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0
Gross unrealized losses, less than twelve months	0.0
Over 12 months, Fair Market Value	7.2
Over 12 months, Gross Unrealized Losses	(0.3)
Total, Fair Market Value	7.2
Total, Gross Unrealized Losses	$ (0.3)
Number of Securities | security	1
Municipal
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 33.6	$ 0.0
Gross unrealized losses, less than twelve months	(0.7)	0.0
Over 12 months, Fair Market Value	45.4	7.2
Over 12 months, Gross Unrealized Losses	(1.2)	(0.3)
Total, Fair Market Value	79.0	7.2
Total, Gross Unrealized Losses	$ (1.9)	$ (0.3)
Number of Securities | security	47	1
Corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 570.3	$ 11.1
Gross unrealized losses, less than twelve months	(6.8)	(1.0)
Over 12 months, Fair Market Value	663.9	117.0
Over 12 months, Gross Unrealized Losses	(59.6)	(4.0)
Total, Fair Market Value	1,234.2	128.1
Total, Gross Unrealized Losses	$ (66.4)	$ (5.0)
Number of Securities | security	692	54
Non-U.S. government-backed corporate
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 5.8	$ 46.7
Gross unrealized losses, less than twelve months	0.0	(0.4)
Over 12 months, Fair Market Value	91.1	1,287.2
Over 12 months, Gross Unrealized Losses	(2.4)	(101.1)
Total, Fair Market Value	96.9	1,333.9
Total, Gross Unrealized Losses	$ (2.4)	$ (101.5)
Number of Securities | security	12	558
Non-U.S. government
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 118.8	$ 0.2
Gross unrealized losses, less than twelve months	(0.9)	0.0
Over 12 months, Fair Market Value	43.7	95.5
Over 12 months, Gross Unrealized Losses	(1.5)	(5.9)
Total, Fair Market Value	162.5	95.7
Total, Gross Unrealized Losses	$ (2.4)	$ (5.9)
Number of Securities | security	41	12
Non-agency commercial mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 0.0
Gross unrealized losses, less than twelve months	0.0
Over 12 months, Fair Market Value	4.5
Over 12 months, Gross Unrealized Losses	(0.6)
Total, Fair Market Value	4.5
Total, Gross Unrealized Losses	$ (0.6)
Number of Securities | security	1
Agency residential mortgage-backed securities
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 161.2
Gross unrealized losses, less than twelve months	(2.2)
Over 12 months, Fair Market Value	351.3
Over 12 months, Gross Unrealized Losses	(79.9)
Total, Fair Market Value	512.5
Total, Gross Unrealized Losses	$ (82.1)
Number of Securities | security	225
Agency mortgage-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value		$ 0.0
Gross unrealized losses, less than twelve months		0.0
Over 12 months, Fair Market Value		5.8
Over 12 months, Gross Unrealized Losses		(0.8)
Total, Fair Market Value		5.8
Total, Gross Unrealized Losses		$ (0.8)
Number of Securities | security		1
Asset-backed
Debt Securities, Available-for-sale [Line Items]
0-12 months, Fair Market Value	$ 17.2	$ 32.9
Gross unrealized losses, less than twelve months	(0.1)	(0.2)
Over 12 months, Fair Market Value	0.0	180.1
Over 12 months, Gross Unrealized Losses	0.0	(6.5)
Total, Fair Market Value	17.2	213.0
Total, Gross Unrealized Losses	$ (0.1)	$ (6.7)
Number of Securities | security	14	53